WARRANTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Warrants [Member]
Number of shares	2,731,523	2,698,694
Weighted average remaining life (years)	3 years 11 months 23 days	4 years 2 months 16 days
Exercisable number of shares		2,698,694
Warrants [Member] | Price1Member
Exercise prices		$ 2.00
Number of shares		164,888
Weighted average remaining life (years)		2 years 6 months 25 days
Exercisable number of shares		164,888
Warrants [Member] | $2.20
Exercise prices		$ 2.20
Number of shares		43,636
Weighted average remaining life (years)		3 years 11 months 16 days
Exercisable number of shares		43,636
Warrants [Member] | Price3Member
Exercise prices		$ 3.00
Number of shares		2,115,408
Weighted average remaining life (years)		1 month 13 days
Exercisable number of shares		2,115,408
Warrants [Member] | Price4Member
Exercise prices		$ 8.25
Number of shares		9,134
Weighted average remaining life (years)		3 years 5 months 26 days
Exercisable number of shares		9,134
Warrants [Member] | Price5Member
Exercise prices		$ 10.50
Number of shares		126,978
Weighted average remaining life (years)		3 years 1 month 6 days
Exercisable number of shares		126,978
Warrants [Member] | $15.00
Exercise prices		$ 15.00
Number of shares		556
Weighted average remaining life (years)		3 years 3 months
Exercisable number of shares		556
Warrants [Member] | $18.75
Exercise prices		$ 18.75
Number of shares		695
Weighted average remaining life (years)		3 years 3 months
Exercisable number of shares		695
Warrants [Member] | Price8Member
Exercise prices		$ 22.50
Number of shares		209,754
Weighted average remaining life (years)		1 year 4 months 17 days
Exercisable number of shares		209,754
Warrants [Member] | $31.50
Exercise prices		$ 31.50
Number of shares		25,912
Weighted average remaining life (years)		1 year 2 months 18 days
Exercisable number of shares		25,912
Warrants [Member] | $37.50
Exercise prices		$ 37.50
Number of shares		1,733
Weighted average remaining life (years)		10 months 13 days
Exercisable number of shares		1,733
Option [Member]
Exercise prices	$ 5.46	$ 5.71	$ 14.45	$ 23.70
Number of shares	981,475	966,474	426,976	187,575